Noncontrolling Interest (Details) - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest
Common units outstanding	0	0	1,149,000
Issuance of Class A shares upon conversion of Class V shares (in shares)		8,421,190
Class V Common Stock
Noncontrolling Interest
Common stock shares outstanding	61,359,475	61,359,475
Class A Common Stock
Noncontrolling Interest
Common stock shares outstanding	62,716,000	62,716,000
Exchange ratio of outstanding units to stock	1	1
Inspirato Incorporated
Noncontrolling Interest
Ownership (as a percent)	47.00%	47.00%
Inspirato Incorporated | Inspirato LLC
Noncontrolling Interest
Common units outstanding	55,253,000	55,253,000
Ownership (as a percent)	47.00%	47.00%
Issuance of Class A shares upon conversion of Class V shares (in shares)	8,421,000
Legacy Inspirato Holders | Inspirato LLC
Noncontrolling Interest
Common units outstanding	70,000,000	70,000,000
Ownership (as a percent)	58.80%	58.80%
Non controlling interest percentage	57.50%	57.50%
Legacy Inspirato Holders | Class V Common Stock
Noncontrolling Interest
Common stock shares outstanding	70,000,000	70,000,000
Exchange ratio of outstanding units to stock	1	1
Legacy Inspirato Holders | Class A Common Stock
Noncontrolling Interest
Exchange ratio of outstanding units to stock	1	1